Investments in Associates and Joint Ventures - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [abstract]
Loss from associates and joint ventures not recognized	₩ 4,391	₩ 1,354	₩ 601
Accumulated comprehensive loss of associates and joint ventures not recognized	₩ 17,045	₩ 18,096	₩ 51,597